Related party transactions - Schedule of Costs Incurred under Management Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Technical and other services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements		$ 9,700	$ 135,381
Dry-dock activities included in technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements		421	5,855
Other services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements		$ 410	$ 6,202